SUBSEQUENT EVENTS	12 Months Ended
May. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

On July 1, 2015 the Company issued non-qualified stock options for an aggregate of 800,000 shares of Common Stock with an exercise price of $5.41 per share to one employee and four consultants.  The option expires five years from the date of grant.

On July 1, 2015, the Company borrowed an additional $345,000 under the terms of the 2014 Credit Facility Agreement and issued Niobe a Note in the same principal amount for such loan.

The Company has evaluated subsequent events and has determined that there were no other subsequent events to recognize or disclose in these financial statements.